Furniture, Equipment and Leasehold Improvements, Net	12 Months Ended
Dec. 31, 2012
Furniture, Equipment and Leasehold Improvements, Net [Abstract]
Furniture, Equipment and Leasehold Improvements, Net
10. Furniture, Equipment and Leasehold Improvements, Net

Furniture, equipment and leasehold improvements, net consist of:

	December 31,
	2012	2011
	(in thousands)

Furniture and equipment	$525,292	$564,958
Leasehold improvements	273,433	348,987
	798,725	913,945
Less: Accumulated depreciation and amortization	(602,600)	(640,841)
Furniture, equipment and leasehold improvements, net	$196,125	$273,104

Depreciation and amortization expense on furniture, equipment and leasehold improvements were $52.8 million, $60.9 million and $59.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.

During 2012, 2011 and 2010, we recorded $223.0 million, $7.2 million and $101.7 million, respectively, in pre-tax real estate charges. Included in these charges were $41.4 million, $4.6 million and $25.5 million, respectively, worth of leasehold improvements, furniture and equipment we wrote off related to the respective spaces. See Note 3 for further discussion of the real estate charges.